Selected Funds

Selected American Shares
Selected International Fund

March 31, 2020

Selecting Quality Companies for the Long Term™

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2020 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (94.86%)
COMMUNICATION SERVICES – (16.50%)
Media & Entertainment – (16.27%)
Alphabet Inc., Class A *	46,234	$53,721,596
Alphabet Inc., Class C *	78,945	91,798,036
ASAC II L.P. *(a)(b)	1,174,606	1,248,136
Facebook, Inc., Class A *	400,568	66,814,742
Liberty Global plc, Series C *	474,050	7,447,326
Liberty Latin America Ltd., Class C *	118,709	1,217,954
Liberty TripAdvisor Holdings, Inc., Series A *	51,753	93,155
		222,340,945
Telecommunication Services – (0.23%)
GCI Liberty, Inc., Class A *	55,936	3,186,674
	Total Communication Services	225,527,619
CONSUMER DISCRETIONARY – (16.18%)
Automobiles & Components – (0.10%)
Adient plc *	154,025	1,397,007
Consumer Durables & Apparel – (0.31%)
Hunter Douglas N.V. (Netherlands)	93,550	4,215,792
Consumer Services – (2.74%)
New Oriental Education & Technology Group, Inc., ADR (China)*	345,410	37,387,178
Retailing – (13.03%)
Alibaba Group Holding Ltd., ADR (China)*	202,497	39,381,617
Amazon.com, Inc. *	51,476	100,363,787
Booking Holdings Inc. *	7,527	10,126,224
Expedia Group, Inc.	13,700	770,899
Naspers Ltd. - N (South Africa)	64,700	9,194,800
Prosus N.V., Class N (Netherlands)*	261,120	18,283,827
		178,121,154
	Total Consumer Discretionary	221,121,131
ENERGY – (1.15%)
Apache Corp.	1,889,047	7,896,217
Magnolia Oil & Gas Corp., Class A *	1,571,393	6,285,572
Ovintiv Inc.	563,032	1,520,186
	Total Energy	15,701,975
FINANCIALS – (36.63%)
Banks – (13.68%)
Danske Bank A/S (Denmark)*	1,054,000	11,730,385
DBS Group Holdings Ltd. (Singapore)	1,410,600	18,405,720
JPMorgan Chase & Co.	685,076	61,677,392
U.S. Bancorp	966,430	33,293,514
Wells Fargo & Co.	2,156,420	61,889,254
		186,996,265
Diversified Financials – (18.21%)
Capital Markets – (3.65%)
Bank of New York Mellon Corp.	1,481,375	49,892,710
Consumer Finance – (7.95%)
American Express Co.	558,758	47,835,272

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Consumer Finance – (Continued)
Capital One Financial Corp.	1,205,795	$60,796,184
		108,631,456
Diversified Financial Services – (6.61%)
Berkshire Hathaway Inc., Class A *	332	90,304,000
		248,828,166
Insurance – (4.74%)
Life & Health Insurance – (2.41%)
AIA Group Ltd. (Hong Kong)	3,680,280	32,955,559
Property & Casualty Insurance – (2.33%)
Chubb Ltd.	160,841	17,964,331
Loews Corp.	214,284	7,463,512
Markel Corp. *	6,928	6,428,422
		31,856,265
		64,811,824
	Total Financials	500,636,255
HEALTH CARE – (3.56%)
Health Care Equipment & Services – (3.56%)
CVS Health Corp.	320,063	18,989,338
Quest Diagnostics Inc.	370,270	29,732,681
	Total Health Care	48,722,019
INDUSTRIALS – (7.24%)
Capital Goods – (7.24%)
Ferguson PLC (United Kingdom)	261,316	16,157,810
Orascom Construction PLC (United Arab Emirates)	354,345	1,928,480
Raytheon Co.	89,720	11,766,778
United Technologies Corp.	733,180	69,160,869
	Total Industrials	99,013,937
INFORMATION TECHNOLOGY – (13.60%)
Semiconductors & Semiconductor Equipment – (11.75%)
Applied Materials, Inc.	1,700,530	77,918,285
Intel Corp.	768,400	41,585,808
Texas Instruments Inc.	411,473	41,118,497
		160,622,590
Software & Services – (1.85%)
Microsoft Corp.	100,250	15,810,427
Oracle Corp.	194,075	9,379,645
		25,190,072
	Total Information Technology	185,812,662
TOTAL COMMON STOCK – (Identified cost $1,015,524,953)		1,296,535,598

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2020 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (4.10%)
INDUSTRIALS – (4.10%)
Transportation – (4.10%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	1,161,716	$47,932,402
	Didi Chuxing Joint Co., Series B (China)*(a)(b)	195,204	8,054,117
		Total Industrials	55,986,519
	TOTAL PREFERRED STOCK – (Identified cost $42,180,623)		55,986,519
SHORT-TERM INVESTMENTS – (1.09%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.05%, 04/01/20, dated 03/31/20, repurchase value of $7,945,011 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.073%, 04/30/20-04/01/50, total market value $8,103,900)	$7,945,000	7,945,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.04%, 04/01/20, dated 03/31/20, repurchase value of $6,886,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 05/01/35-02/01/50, total market value $7,023,720)	6,886,000	6,886,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,831,000)		14,831,000
	Total Investments – (100.05%) – (Identified cost $1,072,536,576)		1,367,353,117
	Liabilities Less Other Assets – (0.05%)		(615,865)
	Net Assets – (100.00%)		$1,366,737,252

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $57,234,655 or 4.19% of the Fund's net assets as of March 31, 2020.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (86.29%)
COMMUNICATION SERVICES – (7.07%)
Media & Entertainment - (7.07%)
58.com, Inc., Class A, ADR (China)*	46,076	$2,244,823
Baidu, Inc., Class A, ADR (China)*	2,627	264,775
Fang Holdings Ltd., Class A, ADR (China)*	40,702	54,948
iQIYI, Inc., Class A, ADR (China)*	66,140	1,177,292
	Total Communication Services	3,741,838
CONSUMER DISCRETIONARY – (37.53%)
Consumer Durables & Apparel – (2.10%)
Fila Holdings Corp. (South Korea)	27,200	642,899
Hunter Douglas N.V. (Netherlands)	10,395	468,446
		1,111,345
Consumer Services – (10.48%)
New Oriental Education & Technology Group, Inc., ADR (China)*	51,306	5,553,361
Retailing – (24.95%)
Alibaba Group Holding Ltd., ADR (China)*	20,530	3,992,674
JD.com, Inc., Class A, ADR (China)*	73,215	2,965,208
Meituan Dianping, Class B (China)*	167,387	1,995,462
Naspers Ltd. - N (South Africa)	19,604	2,786,010
Prosus N.V., Class N (Netherlands)*	21,014	1,471,417
		13,210,771
	Total Consumer Discretionary	19,875,477
ENERGY – (0.87%)
Seven Generations Energy Ltd., Class A (Canada)*	417,010	459,295
	Total Energy	459,295
FINANCIALS – (23.41%)
Banks – (14.94%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	60,570	1,031,507
Danske Bank A/S (Denmark)*	172,370	1,918,374
DBS Group Holdings Ltd. (Singapore)	179,470	2,341,752
DNB ASA (Norway)	221,000	2,462,146
Metro Bank PLC (United Kingdom)*	138,430	155,483
		7,909,262
Diversified Financials – (4.07%)
Capital Markets – (3.67%)
Julius Baer Group Ltd. (Switzerland)	35,310	1,182,796
Noah Holdings Ltd., ADS (China)*	29,384	759,870
		1,942,666
Consumer Finance – (0.40%)
Yiren Digital Ltd., ADR (China)*	53,220	213,412
		2,156,078
Insurance – (4.40%)
Life & Health Insurance – (4.40%)
AIA Group Ltd. (Hong Kong)	260,540	2,333,040
	Total Financials	12,398,380
INDUSTRIALS – (12.40%)
Capital Goods – (8.51%)
Ferguson PLC (United Kingdom)	34,602	2,139,527
Schneider Electric SE (France)	27,974	2,364,442
		4,503,969

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2020 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (0.60%)
	China Index Holdings Ltd., ADR (China)*	237,202	$320,223
Transportation – (3.29%)
	InterGlobe Aviation Ltd. (India)	122,557	1,741,174
		Total Industrials	6,565,366
INFORMATION TECHNOLOGY – (5.01%)
Technology Hardware & Equipment – (5.01%)
	Hollysys Automation Technologies Ltd. (China)	205,510	2,651,079
		Total Information Technology	2,651,079
	TOTAL COMMON STOCK – (Identified cost $49,782,491)		45,691,435
PREFERRED STOCK – (10.32%)
INDUSTRIALS – (10.32%)
Transportation – (10.32%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	106,435	4,391,508
	Grab Holdings Inc., Series G (Singapore)*(a)(b)	214,779	1,073,895
		Total Industrials	5,465,403
	TOTAL PREFERRED STOCK – (Identified cost $4,143,934)		5,465,403
SHORT-TERM INVESTMENTS – (2.55%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.05%, 04/01/20, dated 03/31/20, repurchase value of $722,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.073%, 04/30/20-04/01/50, total market value $736,440)	$722,000	722,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.04%, 04/01/20, dated 03/31/20, repurchase value of $625,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 02/01/50, total market value $637,500)	625,000	625,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,347,000)		1,347,000
	Total Investments – (99.16%) – (Identified cost $55,273,425)		52,503,838
	Other Assets Less Liabilities – (0.84%)		445,659
	Net Assets – (100.00%)		$52,949,497

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $5,465,403 or 10.32% of the Fund's net assets as of March 31, 2020.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
March 31, 2020 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2020 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2020 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$224,279,483	$3,741,838
Consumer Discretionary	189,426,712	12,511,243
Energy	15,701,975	459,295
Financials	437,544,591	2,004,789
Health Care	48,722,019	–
Industrials	80,927,647	320,223
Information Technology	185,812,662	2,651,079
Total Level 1	1,182,415,089	21,688,467
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Consumer Discretionary	31,694,419	7,364,234
Financials	63,091,664	10,393,591
Industrials	18,086,290	6,245,143
Short-term securities	14,831,000	1,347,000
Total Level 2	127,703,373	25,349,968
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,248,136	–
Preferred Stock:
Industrials	55,986,519	5,465,403
Total Level 3	57,234,655	5,465,403
Total Investments	$1,367,353,117	$52,503,838

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2020. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2020 was $(6,191,437) and $(605,601) for Selected American Shares and Selected International Fund, respectively. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2020	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance March 31, 2020
Selected American Shares
Investments in Securities:
Common Stock	$1,224,879	$–	$23,257	$–	$–	$1,248,136
Preferred Stock	62,201,213	–	(6,214,694)	–	–	55,986,519
Total Level 3	$63,426,092	$–	$(6,191,437)	$–	$–	$57,234,655
Selected International Fund
Investments in Securities:
Preferred Stock	$6,071,004	$–	$(605,601)	$–	$–	$5,465,403
Total Level 3	$6,071,004	$–	$(605,601)	$–	$–	$5,465,403

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2020 (Unaudited)

            Fair Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	March 31, 2020	Technique	Input(s)	Amount	an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,248,136	Discounted Cash Flow	Annualized Yield	0.9310%	Decrease

Preferred Stock	55,986,519	Market Approach	Adjusted Transaction Price	$41.26	Increase
Total Level 3	$57,234,655
Selected International Fund
Investments in Securities:
Preferred Stock	$4,391,508	Market Approach	Adjusted Transaction Price	$41.26	Increase

Preferred Stock	1,073,895	Market Approach	Adjusted Transaction Price	$5.00	Increase
Total Level 3	$5,465,403

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2020, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected	Selected
	American Shares	International Fund
Cost	$1,074,412,613	$56,931,708
Unrealized appreciation	520,592,208	9,553,485
Unrealized depreciation	(227,651,704)	(13,981,355)
Net unrealized appreciation (depreciation)	$292,940,504	$(4,427,870)

 Significant Event

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.